Offerings - Offering: 1	Jan. 15, 2026 USD ($)
Offering:
Other Rule	true
Security Type	Equity
Amount Registered	204,700,902
Proposed Maximum Offering Price per Unit	0.0007
Maximum Aggregate Offering Price	$ 143,290.64
Offering Note
(1)	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) of the Securities Act.